Redeemable Convertible Preferred Stock Warrant Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Redeemable Convertible Preferred Stock Warrant Liabilities
7.	Redeemable Convertible Preferred Stock Warrant Liabilities
The key terms of the redeemable convertible preferred stock warrant liabilities as of December 31, 2020 are summarized in the following table:

	Number of shares as of		Exercise Price	Expiration
Exercisable into:	June 30, 2021	December 31, 2020
Series A-2 redeemable convertible preferred stock	–	862,471	$0.4996	September 30, 2021
Series C-1 redeemable convertible preferred stock	–	1,124,877	0.5289	November 16, 2021
Series D redeemable convertible preferred stock	–	1,762,810	0.7091	October 31, 2021

Total	–	3,750,158

The fair value of the warrants was determined using an option pricing model. Under this model, the estimated equity value of the Company as of the measurement date was allocated to various classes of financial instruments (such as common and redeemable convertible preferred stock and warrants to purchase redeemable convertible preferred stock) based on their rights and preferences in an assumed liquidity scenario, which was estimated to occur in two years. Other assumptions used prior to the IPO included stock volatility ranging from 46.4% to 103.0% and risk-free interest rates ranging from 0.04% to 0.24% during the three months ended March 31, 2021. In April 2021, upon completion of the IPO, the Series
A-2
and
C-1
redeemable convertible preferred stock warrants were cash or net exercised into an aggregate of 61,515 shares of common stock. The Series D redeemable convertible preferred stock warrants were exchanged for 107,663 shares of common stock.

7.	Redeemable Convertible Preferred Stock Warrant Liabilities
The key terms of the outstanding redeemable convertible preferred stock warrant liabilities as of December 31, 2019 are summarized in the following table:

	Number of shares as of December 31,		Exercise Price	Expiration
Exercisable into:	2019	2020
Series A-2 redeemable convertible preferred stock	1,248,551	862,471	$0.4996	March 31, 2021
Series B redeemable convertible preferred stock	378,111	–	0.8737	September 3, 2020
Series C-1 redeemable convertible preferred stock	1,124,877	1,124,877	0.5289	November 16, 2021
Series D redeemable convertible preferred stock	–	1,762,810	0.7091	October 31, 2030

Total	2,751,539	3,750,158

During 2020, warrants for the purchase of 296,008 shares of Series
A-2
redeemable convertible preferred stock were exercised at various dates prior to expiring and 90,072 shares expired unexercised. Warrants for the purchase of 378,111 shares of Series B redeemable convertible preferred stock were exercised in August 2020 prior to expiring. Additionally, subsequent to the period end, warrants for the purchase of 862,471 shares of Series
A-2
redeemable convertible preferred stock were extended through
September 30, 2021
.
The fair value of the warrants was determined using an option pricing model. Under this model, the estimated equity value of the Company as of the measurement date is allocated to various classes of financial instruments (such as common and redeemable convertible preferred stock and warrants to purchase redeemable convertible preferred stock) based on their rights and preferences in an assumed liquidity scenario, which was estimated to occur in two years. Other assumptions used included stock volatility ranging from 46% to 58% during 2019 and 46% to 116% during 2020, and risk-free interest rates ranging from 1.6% to 2.5% during 2019 and 0.1% to 2.8% during 2020. The Company will continue to adjust the redeemable convertible preferred stock warrant liabilities for changes in fair value until the earlier of the exercise, conversion or expiration of the warrants or the completion of a deemed liquidation event.